Hartford Multifactor US Equity ETF
Hartford Multifactor US Equity ETF

August 8, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford MULTIFACTOR US EQUITY ETF SUMMARY PROSPECTUS

DATED JANUARY 28, 2019

AND

HARTFORD MULTIFACTOR ETFS PROSPECTUS

DATED JANUARY 28, 2019

IMPORTANT NOTICE REGARDING CHANGES IN THE PRINCIPAL INVESTMENT STRATEGY, PROPRIETY CUSTOM BENCHMARK INDEX AND UNDERLYING REFERENCE BENCHMARK INDEX AND RULE 35D-1 INVESTMENT POLICY

This Supplement contains new and additional information regarding Hartford Multifactor US Equity ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.

I.       Effective on September 11, 2019, the following changes will be made to Hartford Multifactor US Equity ETF (the “Fund”): (1) the proprietary custom benchmark index tracked by the Fund will change from Hartford Risk-Optimized Multifactor US Equity Index to Hartford Multifactor Large Cap Index and (2) the Fund’s principal investment strategy will change to reflect the change in the index. As a result of these changes, there will also be changes to the Fund’s principal risks and the underlying reference index for the Fund’s proprietary custom benchmark. Accordingly, effective September 11, 2019, the following changes will be made to the Fund’s Summary Prospectus and Prospectus:

1.	Under the heading “Principal Investment Strategy” in the Summary Prospectus and the summary section of the Prospectus, the discussion of the Fund’s principal investment strategy the first two paragraphs are deleted in their entirety and replaced with the following:

The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Hartford Multifactor Large Cap Index (LROLCX) (the “Index”), which seeks to enhance the return potential available from investment in the initial capitalization-weighted universe while reducing volatility by up to 15% over a complete market cycle.

The Index methodology seeks to enhance return potential through multifactor stock selection while applying a comprehensive risk framework to overall Index construction. The rules-based, proprietary methodology uses an optimization process to help achieve the desired composition and targeted characteristics, including reduced volatility, relative sector and size constraints, and positive value, momentum, and quality relative factor scores at the portfolio level. The Index’s components are adjusted twice annually, with reconstitution and rebalance occurring in March and September. The Index was established with a base value of 1,000 on June 28, 2019. The Index is comprised of large capitalization securities, which are defined as securities included among the 1,000 largest U.S. companies by estimated free-float market capitalization. The capitalization range of the Index was $2.1 billion to $1.04 billion as of July 31, 2019. The components of the Index, and the degree to which these components represent certain industries, may change over time. Each strategy index developed by Lattice Strategies LLC (“Lattice” or the “Adviser”) seeks to address identified risks within its asset class. For example, country, company, and currency concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process.

2.	Under the headings “Principal Risks” in the Summary Prospectus and “Hartford Multifactor US Equity ETF Summary Section – Principal Risks” in the Prospectus the following risk disclosure paragraph is deleted: Small Cap Securities Risk.

Average annual total returns for the periods ending December 31, 2018
3.	Under the headings “Past Performance” in the above referenced Summary Prospectus and “Hartford Multifactor US Equity ETF Summary Section – Past Performance” in the above referenced Statutory Prospectus, the average annual total returns table is replaced with the following:

Average Annual Returns - Hartford Multifactor US Equity ETF	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Hartford Multifactor US Equity ETF	Return Before Taxes	(8.97%)		4.75%		Feb. 25, 2015
After Taxes on Distributions | Hartford Multifactor US Equity ETF	Return After Taxes on Distributions	(9.38%)		4.28%
After Taxes on Distributions and Sale of Fund Shares | Hartford Multifactor US Equity ETF	Return After Taxes on Distributions and Sale of Fund Shares	(5.04%)		3.64%
Hartford Multifactor Large Cap Index	Hartford Multifactor Large Cap Index	none	[1],[2]	none	[1],[2]	Jun. 28, 2019
Hartford Risk-Optimized Multifactor US Equity Index	Hartford Risk-Optimized Multifactor US Equity Index	(8.83%)		4.94%		Feb. 25, 2015
Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or other taxes)	Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or other taxes)	(4.78%)	[1]	6.36%	[1]	Feb. 25, 2015
MSCI USA Index (Gross) (reflects no deduction for fees, expenses or other taxes)	MSCI USA Index (Gross) (reflects no deduction for fees, expenses or other taxes)	(4.50%)		6.50%		Feb. 25, 2015
[1]	The Fund is changing its proprietary custom benchmark index and its underlying reference index because Lattice, the Fund's investment adviser, believes that the new indices better reflect the Fund's revised investment strategy.
[2]	The Hartford Multifactor Large Cap Index commenced operations on June 28, 2019.

II.       Effective January 28, 2020, the Fund’s policy of investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of issuers of U.S. companies will be deleted.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.